Financial instruments and risk management - Maturity analysis for financial liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	$ 3,629,782	$ 3,476,742	$ 2,002,325
Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	1,318,843	2,397,590	1,059,279
Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	2,310,939	1,079,152	943,046
Jet Fuel Asian Zero-Cost collar options
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	122,948
Jet Fuel Asian Zero-Cost collar options | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	122,948
Interest rate swap contracts
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments			14,144
Interest rate swap contracts | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments			14,144
Revolving line of credit
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	3,045,574	2,528,388	1,271,891
Revolving line of credit | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	734,635	1,449,236	328,845
Revolving line of credit | Between one year and five years
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	2,310,939	1,079,152	943,046
Short-term working capital facilities
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	461,260	948,354	716,290
Short-term working capital facilities | Within one year
Liquidity risk
Contractual principal payments on financial liabilities and derivative financial instruments	$ 461,260	$ 948,354	$ 716,290